PER SHARE INFORMATION (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income attributable to common shareholders	$ 1,487,928	$ (15,058,274)
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives	561,684
Reversal of Change in Value of Warrant Derivatives	(4,089,491)
Reversal of Derivative Interest Expense	139,219
Net loss attributable to common shareholders on a diluted basis	$ (1,900,660)
Denominator
Weighted average shares of common stock outstanding	349,075,642	259,163,279
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock	0	94,512,298
Warrants	94,421,813
Stock Options	0	2,999,000
Weighted average shares outstanding - diluted	526,880,118	259,163,279
Diluted EPS	$ 0	$ (0.06)